As filed with the Securities and Exchange Commission on September 5, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-21675)

WY Funds
(Exact name of registrant as specified in charter)

5502 N. Nebraska Avenue, Tampa, Florida, 33604
(Address of principal executive offices) (Zip code)

M. Brent Wertz

Wertz York Capital Management Group LLC
5502 N. Nebraska Avenue, Tampa, Florida, 33604
(Name and address of agent for service)

813-238-4800
Registrant’s telephone number, including area code

Date of fiscal year end: 12/31/2013

Date of reporting period: 06/30/2013

Item 1. Reports to Stockholders.

Semi-annual Report

 June 30, 2013

Fund Adviser:
Wertz York Capital Management Group, LLC
5502 North Nebraska Avenue
Tampa, FL 33604
Toll Free: 866-319-3655

Must be preceded or accompanied by a prospectus. Please read it carefully before investing.

THE CORE FUND
FUND PROFILE
JUNE 30, 2013 (Unaudited)

Asset Allocation
(% of Net Assets)

U.S. Government & Agency Obligations	78.90%
U.S. Treasury Obligations	8.47%
Short Term Investments	10.72%
Other Assets in Excess of Liabilities	1.91%
Total Net Assets	100.00%

THE CORE FUND
EXPENSE EXAMPLE
JUNE 30, 2013 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees; and indirect ongoing costs, including management fees and other Fund operating expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the six month period of January 1, 2013 through June 30, 2013.

Actual expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

			Expenses Paid
			During Period*
	Beginning	Ending	January 1, 2013
	Account Value	Account Value	Through
	January 1, 2013	June 30, 2013	June 30, 2013

Actual - Class I	$1,000.00	$995.70	$3.76
Hypothetical
(5% return before expenses)	1,000.00	1,021.03	3.81

Actual - Class Y	$1,000.00	$995.70	$2.77
Hypothetical
(5% return before expenses)	1,000.00	1,022.02	2.81

* Expenses are equal to the Fund’s annualized expense ratio of 0.76% for Class I and 0.56% for Class Y, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half year period). The Fund’s ending account value on the first line in the table is based on its actual total return of (0.43%) for Class I and (0.43)% for Class Y for the six-month period of January 1, 2013 to June 30, 2013.

THE CORE FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2013 (Unaudited)

	Principal	Fair
	Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 78.90%
FHLB - 11.33%
0.188%, 01/17/2017 (a)	$3,000,000	$3,010,413
0.200%, 09/12/2013	500,000	500,083
0.210%, 08/20/2013	250,000	249,992
0.531%, 06/11/2015 (a)	2,000,000	2,013,302
1.050%, 04/17/2023 (b)	1,000,000	995,200
5.250%, 12/11/2020 (b)	10,000,000	12,300,000
Series 1239, 4.805%, 08/20/2015	102,498	108,255
Series YN-2017, 5.250%, 09/15/2017	390,078	430,928
		19,608,173
FHLMC - 21.32%
0.500%, 02/24/2015	1,000,000	1,001,205
1.000%, 09/27/2017 (b)	2,000,000	1,990,000
1.000%, 05/14/2018 (b)	2,000,000	1,965,000
1.875%, 03/13/2019	2,200,000	2,139,634
5.680%, 02/03/2027 (b)	2,000,000	2,335,000
Pool G0-8511, 2.500%, 11/01/2042 (b)	1,084,554	1,063,514
Pool 1B1691, 3.012%, 05/01/2034 (a)	311,953	333,119
Pool E01489, 4.500%, 11/01/2018	396,300	416,709
Pool T6-9024, 4.500%, 06/01/2042	497,241	513,408
Pool G12402, 5.000%, 11/01/2021	423,722	455,263
Pool G30284, 5.000%, 02/01/2026	278,759	300,927
Pool N3-1477, 5.000%, 01/01/2038	445,937	472,117
Pool G11759, 5.500%, 12/01/2018	211,427	225,889
Pool 1G2084, 5.620%, 08/01/2037 (a)	276,976	293,913
Pool 1N1628, 5.676%, 06/01/2037 (a)	301,035	323,166
Pool C91000, 6.000%, 11/01/2026	528,139	574,564
Pool D97199, 6.000%, 02/01/2027	552,790	600,194
Pool G30360, 6.000%, 10/01/2027	430,307	468,196
Pool 847661, 6.084%, 12/01/2036 (a)	206,309	223,565
Series 4057, 0.649%, 06/15/2042 (a)	1,724,731	1,744,279
Series 4165, 1.500%, 02/15/2028 (b)	961,974	959,569
Series 4170, 1.625%, 02/15/2028	1,446,348	1,427,124
Series 3726, 2.000%, 08/15/2020	2,148,847	2,188,250
Series 4050, 2.000%, 05/15/2041	766,703	757,818
Series 4171, 2.000%, 06/15/2042 (b)	985,629	990,557
Series 3726, 2.500%, 04/15/2025	418,631	429,235
Series 4088, 2.500%, 12/15/2040	1,863,471	1,918,853
Series 3726, 2.750%, 04/15/2025	1,088,440	1,122,262
Series 4001, 3.000%, 02/15/2027	1,063,432	1,111,186
Series 3743, 3.500%, 10/15/2024	495,494	516,832
Series 3766, 3.500%, 11/15/2024	1,966,900	2,036,309
Series 3789, 3.500%, 07/15/2028	937,217	973,575
Series 3780, 3.750%, 04/15/2024	473,313	492,459
Series 3659, 4.000%, 04/15/2025	158,360	169,118
Series 2776, 4.000%, 01/15/2034	253,494	267,164
Series 2827, 4.500%, 01/15/2023	284,794	295,146
Series 3499, 4.500%, 08/15/2036	451,631	473,035
Series 3828, 4.500%, 03/15/2041	1,162,398	1,230,823
Series 2542, 5.000%, 12/15/2017	285,014	304,060
Series 2941, 5.000%, 05/15/2033	245,494	248,210
Series 3414, 5.000%, 12/15/2036	193,878	198,425
Series 3635, 5.000%, 02/15/2038	806,054	824,563
Series 3349, 6.000%, 09/15/2036	478,764	519,325
		36,893,560

The accompanying notes are an integral part of these financial statements.

FNMA - 38.77%
0.500%, 08/21/2018	$2,000,000	$1,982,532
0.550%, 11/27/2017	2,000,000	1,971,652
0.600%, 11/14/2017	5,000,000	4,945,075
0.625%, 09/26/2017	1,000,000	991,784
0.625%, 09/27/2017	1,000,000	991,417
0.700%, 08/22/2017	600,000	591,920
0.700%, 01/30/2018	3,000,000	2,964,876
0.750%, 09/12/2017	1,000,000	990,008
1.000%, 09/20/2017 (b)	2,500,000	2,497,500
1.050%, 08/28/2017	3,000,000	2,959,515
1.250%, 09/27/2018 (b)	3,000,000	2,988,000
1.330%, 10/24/2019 (b)	2,500,000	2,456,250
1.500%, 02/20/2018	2,855,000	2,852,682
3.090%, 09/01/2016	500,000	522,174
6.000%, 04/18/2036 (b)	8,150,000	9,352,125
Pool 843024, 2.035%, 09/01/2035 (a)	296,784	312,473
Pool AM2273, 2.110%, 01/01/2020 (b)	940,516	940,516
Pool 802854, 2.328%, 12/01/2034 (a)	295,136	313,836
Pool 851297, 2.468%, 09/01/2035 (a)	289,073	304,294
Pool 735529, 2.483%, 08/01/2034 (a)	364,372	386,912
Pool MA1168, 2.500%, 09/01/2022	864,359	888,625
Pool AM3112, 2.530%, 04/01/2023	498,591	479,218
Pool 826046, 2.537%, 07/01/2035 (a)	410,025	435,179
Pool 469239, 2.690%, 10/01/2018	607,575	632,193
Pool MA1394, 3.000%, 04/01/2043 (b)	1,486,770	1,509,071
Pool 468919, 3.150%, 08/01/2018	1,100,000	1,165,467
Pool 467390, 4.160%, 03/01/2021	484,006	530,612
Pool 467944, 4.250%, 04/01/2021	1,000,000	1,100,925
Pool 725647, 4.500%, 07/01/2019	318,748	339,314
Pool MA0706, 4.500%, 04/01/2031	622,642	659,671
Pool AI5924, 4.500%, 07/01/2041	611,293	640,689
Pool 254985, 5.000%, 11/01/2023	235,334	255,253
Pool 255182, 5.500%, 04/01/2024	275,448	301,332
Pool AA3303, 5.500%, 06/01/2038	416,397	452,976
Pool 889634, 6.000%, 02/01/2023	382,007	418,899
Pool 256962, 6.000%, 11/01/2027	461,820	506,383
Pool 256651, 6.000%, 03/01/2037	142,371	153,185
Pool 941676, 6.000%, 05/01/2037	323,335	348,112
Pool 256890, 6.000%, 09/01/2037	129,000	138,773
Series 2012-131, 0.550%, 09/25/2042 (a)	1,461,668	1,473,340
Series 2013-6, 1.500%, 01/25/2043 (b)	955,401	957,408
Series 2010-116, 2.000%, 08/25/2020	1,131,949	1,153,111
Series 2012-145, 2.000%, 01/25/2033 (b)	966,015	961,185
Series 2011-33, 3.000%, 02/25/2038	932,346	952,975
Series 2011-49, 3.500%, 12/25/2028	1,488,699	1,537,354
Series 2010-149, 3.500%, 11/25/2040 (b)	1,607,783	1,712,289
Series 2010-57, 3.750%, 06/25/2025	412,132	437,035
Series 2010-79, 4.000%, 09/25/2024	327,815	337,935
Series 2011-17, 4.000%, 08/25/2025	483,598	506,856
Series 2010-19, 4.000%, 02/25/2039	943,186	983,011
Series 2010-15, 4.000%, 03/25/2039	603,571	638,046
Series 2003-74, 4.500%, 08/25/2018	1,219,321	1,293,869
Series 2003-80, 4.500%, 08/25/2018	543,901	577,649
Series 2008-51, 4.500%, 11/25/2022	265,752	274,260
Series 2004-28, 4.500%, 01/25/2034	483,102	521,318
Series 2007-B2, 5.500%, 12/25/2020	283	283
Series 2007-42, 5.500%, 01/25/2036	180,964	186,190
Series 2006-126, 5.500%, 04/25/2036	13,647	13,905
Series 2001-64, 6.000%, 11/25/2016	281,337	297,133
		67,086,570

The accompanying notes are an integral part of these financial statements.

GNMA - 7.48%
Pool 80965, 1.750%, 07/20/2034 (a)	$257,367	$269,074
Pool 82212, 3.000%, 11/20/2038 (a)	395,043	410,304
Pool 004362M, 5.000%, 02/20/2039	134,990	141,950
Pool 80825, 5.500%, 02/20/2034 (a)	68,875	71,944
Pool 686743, 5.500%, 05/20/2038	664,634	727,367
Series 2010-112, 2.000%, 03/16/2035	1,450,572	1,484,144
Series 2010-50, 2.500%, 12/20/2038	1,868,922	1,922,888
Series 2010-113, 2.500%, 02/16/2040	782,514	795,861
Series 2011-52, 3.000%, 05/16/2039	809,238	837,147
Series 2011-75, 3.500%, 05/16/2041	701,771	748,010
Series 2009-74, 4.000%, 05/20/2039	651,106	678,669
Series 2009-104, 4.250%, 07/20/2036	380,409	396,692
Series 2008-6, 4.250%, 09/20/2037	512,579	537,168
Series 2010-14, 4.500%, 02/16/2040	678,938	732,583
Series 2010-61, 5.000%, 05/20/2021	1,927,996	2,085,365
Series 2003-97, 5.000%, 05/20/2033	1,010,575	1,094,636
		12,933,802
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $133,867,831)		136,522,105

U.S. TREASURY OBLIGATIONS - 8.47%
U.S. Treasury Notes
0.625%, 4/30/2018	5,000,000	4,832,420
1.000%, 5/31/2018	10,000,000	9,828,910
Total U.S. TREASURY OBLIGATIONS (Cost $14,781,248)		14,661,330

	Principal	Fair
	Amount/Shares	Value
SHORT-TERM INVESTMENTS - 10.72%
Money Market Funds - 7.69%
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 0.05% (c)	597	597
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio, 0.07% (c)	4,731,854	4,731,854
Fidelity Institutional Prime Money Market Portfolio, 0.08% (c)	8,567,453	8,567,453
TOTAL MONEY MARKET FUNDS (Cost $13,299,904)		13,299,904

COMMERCIAL PAPER - 1.73%
Abbey National North America, LLC, 0.00%, 08/30/2013	3,000,000	2,998,777
TOTAL COMMERCIAL PAPER (Cost $2,998,000)

CERTIFICATES OF DEPOSIT - 1.30%
Bank of Baroda, 0.65%, 12/20/2013	250,000	250,152
Bank Of China (NY), 0.60%, 03/26/2014	250,000	250,051
Beal Bank USA, 0.40%, 12/18/2013	250,000	249,866
BMW Bank North America, 0.75%, 09/22/2014	250,000	250,724
Discover Bank, 1.65%, 08/29/2017	250,000	252,658
Doral Bank, 0.50%, 07/31/2014	250,000	249,778
Firstbank Puerto Rico, 0.80%, 11/03/2014	250,000	250,714
State Bank of India/NY, 0.75%, 01/26/2015	250,000	249,996
Safra National Bank, 0.40%, 12/30/2013	250,000	249,845
TOTAL CERTIFICATES OF DEPOSIT (Cost $2,250,000)		2,253,784
TOTAL SHORT-TERM INVESTMENTS (Cost $18,547,904)		18,552,465

Total Investments (Cost $167,196,983) - 98.09%		$169,735,900
Other Assets in Excess of Liabilities - 1.91%		3,301,364
TOTAL NET ASSETS - 100.00%		$173,037,264

Percentages are stated as a percent of net assets.
(a)	Variable rate securities, the coupon rate shown is the effective interest rate as of June 30, 2013.
(b)
Securities for which market quotations are not readily available are valued at fair value determined by the Adviser and compared to independent third party sources. Such values are approved on a quarterly basis by the Board of Trustees. The total fair value of such securities at June 30, 2013 is $45,973,184, which represents 26.57% of total net assets.

(c)	The rate listed is the fund’s 7-day yield as of June 30, 2013.

The accompanying notes are an integral part of these financial statements.

THE CORE FUND
SCHEDULE OF WRITTEN OPTIONS
JUNE 30, 2013 (Unaudited)

	Contracts
	(100 shares	Fair
	per contract)	Value
PUT OPTIONS - 0.03%
U.S. Treasury 10-Year Note, Futures Contract
Expiration: August 2013, Exercise Price: $130.00	100	$351,563
TOTAL OPTIONS WRITTEN (Premiums received $55,942)		$351,563

As of June 30, 2013, margin deposits of $642,826 have been pledged in connection with written options and open short futures contracts, a portion of which represents the required initial margin deposit on open short positions, as well as, the collateral for written options contracts.

The accompanying notes are an integral part of these financial statements.

THE CORE FUND
SCHEDULE OF SHORT FUTURES CONTRACTS
JUNE 30, 2013 (Unaudited)

		Unrealized
Number		Appreciation
of Contracts		(Depreciation)

8	90 Day Eurodollar Futures Contract	$374
	Expiring September 2014 (Underlying Face Amount at Fair Value $1,988,700)
8	90 Day Eurodollar Futures Contract	74
	Expiring December 2014 (Underlying Face Amount at Fair Value $1,986,500)
8	90 Day Eurodollar Futures Contract	(26)
	Expiring March 2015 (Underlying Face Amount at Fair Value $1,983,500)
8	90 Day Eurodollar Futures Contract	(125)
	Expiring June 2015 (Underlying Face Amount at Fair Value $1,979,700)
8	90 Day Eurodollar Futures Contract	174
	Expiring September 2015 (Underlying Face Amount at Fair Value $1,975,100)
8	90 Day Eurodollar Futures Contract	474
	Expiring December 2015 (Underlying Face Amount at Fair Value $1,970,000)
8	90 Day Eurodollar Futures Contract	474
	Expiring March 2016 (Underlying Face Amount at Fair Value $1,964,700)
8	90 Day Eurodollar Futures Contract	274
	Expiring June 2016 (Underlying Face Amount at Fair Value $1,959,500)
8	90 Day Eurodollar Futures Contract	775
	Expiring September 2016 (Underlying Face Amount at Fair Value $1,954,400)
8	90 Day Eurodollar Futures Contract	575
	Expiring December 2016 (Underlying Face Amount at Fair Value $1,949,800)
8	90 Day Eurodollar Futures Contract	474
	Expiring March 2017 (Underlying Face Amount at Fair Value $1,945,700)
8	90 Day Eurodollar Futures Contract	675
	Expiring June 2017 (Underlying Face Amount at Fair Value $1,941,700)
300	U.S. Treasury 10-Year Note Futures Contract	658,015
	Expiring September 2013 (Underlying Face Amount at Fair Value $37,968,750)
65	U.S. Treasury 5-Year Note Futures Contract	32,504
	Expiring September 2013 (Underlying Face Amount at Fair Value $7,868,047)
TOTAL SHORT FUTURES CONTRACTS		$694,711

As of June 30, 2013, margin deposits of $642,826 have been pledged in connection with written options and open short futures contracts, a portion of which represents the required initial margin deposit on open short positions, as well as, the collateral for written options contracts.

The accompanying notes are an integral part of these financial statements.

THE CORE FUND
STATEMENT OF ASSETS AND LIABILITIES
AS OF JUNE 30, 2013 (Unaudited)

Assets:
Investments, at fair value (cost: $167,196,983)	$169,735,900
Receivables:
Securities sold	1,783
Capital shares purchased	2,500,000
Interest	485,618
Other receivables	57,038
Variation margin on futures contracts	19,334
Deposit at broker	642,826
Prepaid expenses	26,597
Total Assets	173,469,096

Liabilities:
Options written, at fair value (proceeds: $55,942)	351,563
Advisory fees	54,641
Shareholder servicing fees payable	7,332
Audit expenses	8,635
Accounting expenses	4,268
Custody expenses	2,649
Trustee fees	2,435
Accrued expenses	309
Total Liabilities	431,832

Net Assets	$173,037,264

Net Assets consist of:
Paid-in capital	188,081,473
Accumulated undistributed net investment income (loss)	(167,318)
Net accumulated realized loss on investments	(17,814,898)
Net unrealized appreciation (depreciation) on:
Investments	2,538,917
Written options contracts	(295,621)
Futures contracts	694,711
Net Assets	$173,037,264

Class I
Net Assets	$1,986,937
Shares outstanding (Unlimited number of shares of beneficial interest authorized)	216,757
Net Asset Value, offering and redemption price per share ($1,986,937 / 216,757 shares)	$9.17

Class Y
Net Assets	$171,050,327
Shares outstanding (Unlimited number of shares of beneficial interest authorized)	18,646,495
Net Asset Value, offering and redemption price per share ($171,050,327 / 18,646,495 shares)	$9.17

The accompanying notes are an integral part of these financial statements.

THE CORE FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2013 (Unaudited)

Investment Income:
Interest	$1,441,876
Total Investment Income:	1,441,876

Expenses:
Investment advisory fees (See Note 5)	943,315
Service fees (See Note 5)
Class I	2,472
Class Y	233,357
Compliance officer compensation fees	18,820
Legal expenses	18,596
Rating agency fees	15,750
Accounting expenses	14,592
Insurance expenses	12,496
Audit expenses	8,487
Custody expenses	7,770
Trustee fees	7,439
Transfer agent expenses	846
Interest expense	672
Other expenses	4,786
Total Expenses:	1,289,398

Expenses waived and reimbursed (See Note 5)
Class I	(6,039)
Class Y	(756,068)
Total Waivers:	(762,107)
Total Net Expenses:	527,291

Net investment income	914,585

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on transactions from:
Investments	1,621,513
Purchased options	(116,964)
Written options	36,486
Futures contracts	555,934

Net change in unrealized appreciation (depreciation) on transactions from:
Investments	(4,015,776)
Written options contracts	(295,621)
Futures contracts	579,258
Net realized and unrealized gain (loss) on investments	(1,635,170)

Net decrease in net assets resulting from operations	$(720,585)

The accompanying notes are an integral part of these financial statements.

THE CORE FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	June 30, 2013	Year Ended
	(Unaudited)	December 31, 2012
Increase (Decrease) in Net Assets
Operations:
Net investment income	$914,585	$2,576,925
Net realized gain (loss) on investments, options, and futures contracts	2,096,969	(2,688,759)
Net change in unrealized appreciation (depreciation) on investments and futures contracts	(3,732,139)	196,348
Net increase (decrease) in net assets resulting from operations	(720,585)	84,514

Distributions to shareholders from:
Net investment income - Class I	(10,701)	(7,328)
Net investment income - Class Y	(1,217,439)	(3,162,967)
Total distributions	(1,228,140)	(3,170,295)

Capital share transactions:
Shares sold:
Class I	—	1,750,000
Class Y	28,536,000	43,953,173
Shares reinvested:
Class I	10,903	5,243
Class Y	1,199,106	3,141,661
Shares redeemed:
Class I	—	(5,116,087)
Class Y	(52,540,094)	(52,420,608)
Decrease in net assets from capital share transactions	(22,794,085)	(8,686,618)

Total decrease in net assets	(24,742,810)	(11,772,399)

Net Assets:
Beginning of period	197,780,074	209,552,473
End of period	$173,037,264	$197,780,074

Accumulated undistributed net investment income (loss)	$(167,318)	$146,237

Share Transactions:
Shares sold:
Class I	—	188,375
Class Y	3,088,066	4,707,623
Shares reinvested:
Class I	1,182	563
Class Y	129,918	335,995
Shares redeemed:
Class I	—	(543,686)
Class Y	(5,688,371)	(5,606,197)
Net decrease from share transactions	(2,469,205)	(917,327)

The accompanying notes are an integral part of these financial statements.

THE CORE FUND
STATEMENT OF CASH FLOWS
FOR THE SIX MONTHS ENDED JUNE 30, 2013 (Unaudited)

Increase (decrease) in cash--

Cash flows from operating activities:
Net decrease in net assets from operations	$(720,585)
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash from operating activities:

Purchases of investment securities	(56,090,048)
Proceeds from disposition of investment securities	65,647,213
Purchase of short term investment securities, net	14,559,946
Accretion of discount/amortization of premium, net	456,544
Increase in deposits with brokers for futures	(308,700)
Decrease in receivable for securities sold	9,446
Decrease in interest receivable	105,903
Decrease in other receivables	7,611
Increase in prepaid expenses	(2,297)
Decrease in receivable for variation margin, net	19,338
Increase in options written	351,563
Decrease in accrued advisory fees	(9,661)
Decrease in accrued expenses	(15,276)
Unrealized depreciation on investment securities and options	4,015,776
Net realized gain on investment securities	(1,621,512)
Net realized loss on purchased options	116,964
Net cash provided by operating activities	26,522,225

Cash flows used in financing activities:
Proceeds from shares sold	26,036,000
Payment on shares redeemed	(52,540,094)
Distributions paid in cash	(18,131)
Net cash used in financing activities	(26,522,225)
Net decrease in cash	—

Cash:
Beginning balance	—
Ending balance	$—

Supplemental information:
Cash paid for interest expense	$672
Noncash financing activity - reinvestment of dividend distributions	$1,210,009

The accompanying notes are an integral part of these financial statements.

THE CORE FUND
FINANCIAL HIGHLIGHTS
PER SHARE DATA (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

CLASS I	For the Six Months Ended June 30, 2013 (Unaudited)		For the Year Ended December 31, 2012	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009	For the Year Ended December 31, 2008

Net Asset Value,
Beginning of Period	$9.26		$9.41	$9.57	$9.67	$9.69	$9.83

Investment Operations:
Net investment income	0.04		0.04	0.13	0.19	0.25	0.44
Net realized and unrealized gain/(loss) on investments	(0.08)		(0.06)	(0.15)	(0.09)	0.04 (a)	(0.13)
Total from investment operations	(0.04)		(0.02)	(0.02)	0.10	0.29	0.31

Distributions from:
Net investment income	(0.05)		(0.13)	(0.14)	(0.20)	(0.31)	(0.45)
Total distributions	(0.05)		(0.13)	(0.14)	(0.20)	(0.31)	(0.45)

Net Asset Value, End of Period	$9.17		$9.26	$9.41	$9.57	$9.67	$9.69

Total Return	-0.43%	(b)	-0.18%	-0.26%	1.08%	3.07%	3.24%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$1,987		$1,997	$5,369	$5,630	$5,819	$29,205
Ratio of expenses to average net assets:
Before fee waiver (Including interest expense)	1.37%	(c)	1.33%	1.31%	1.09%	1.19%	1.89%
Before fee waiver (Excluding interest expense)	1.37%	(c)	1.33%	1.31%	1.04%	1.09%	1.06%
After fee waiver (Including interest expense)	0.76%	(c)	0.73%	0.80%	0.78%	0.79%	1.49%
After fee waiver (Excluding interest expense)	0.76%	(c)	0.73%	0.80%	0.73%	0.69%	0.66%
Ratio of net investment income to average net assets:
Before fee waiver	0.16%	(c)	0.43%	0.82%	1.69%	2.74%	4.19%
After fee waiver	0.77%	(c)	1.03%	1.33%	2.00%	3.14%	4.59%
Portfolio turnover rate	35%	(b)	51%	78%	82%	71%	62%

(a)
Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share in the period.
It does not agree to the aggregate gains and losses in the Statement of Operations due to the fluctuations in share transactions in the period.

(b)	Not annualized.
(c)	Annualized.

The accompanying notes are an integral part of these financial statements.

THE CORE FUND
FINANCIAL HIGHLIGHTS
PER SHARE DATA (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

CLASS Y	For the Six Months Ended June 30, 2013 (Unaudited)		For the Year Ended December 31, 2012	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009	For the Year Ended December 31, 2008

Net Asset Value,
Beginning of Period	$9.27		$9.42	$9.57	$9.67	$9.70	$9.84

Investment Operations:
Net investment income	0.04		0.12	0.15	0.21	0.33	0.48
Net realized and unrealized gain/(loss) on investments	(0.08)		(0.12)	(0.14)	(0.09)	(0.02)	(0.14)
Total from investment operations	(0.04)		0.00	0.01	0.12	0.31	0.34

Distributions from:
Net investment income	(0.06)		(0.15)	(0.16)	(0.22)	(0.34)	(0.48)
Total distributions	(0.06)		(0.15)	(0.16)	(0.22)	(0.34)	(0.48)

Net Asset Value, End of Period	$9.17		$9.27	$9.42	$9.57	$9.67	$9.70

Total Return	-0.43%	(a)	0.02%	0.05%	1.30%	3.22%	3.49%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$171,050		$195,783	$204,184	$220,902	$176,401	$160,160
Ratio of expenses to average net assets:
Before fee waiver (Including interest expense)	1.37%	(b)	1.35%	1.31%	1.09%	1.19%	1.89%
Before fee waiver (Excluding interest expense)	1.37%	(b)	1.35%	1.31%	1.04%	1.09%	1.06%
After fee waiver (Including interest expense)	0.56%	(b)	0.54%	0.60%	0.56%	0.54%	1.24%
After fee waiver (Excluding interest expense)	0.56%	(b)	0.54%	0.60%	0.51%	0.44%	0.41%
Ratio of net investment income to average net assets:
Before fee waiver	0.16%	(b)	0.51%	0.82%	1.65%	2.74%	4.19%
After fee waiver	0.97%	(b)	1.32%	1.53%	2.18%	3.39%	4.84%
Portfolio turnover rate	35%	(a)	51%	78%	82%	71%	62%

(a) Not annualized.
(b) Annualized.

The accompanying notes are an integral part of these financial statements.

The Core Fund
Notes to Financial Statements
June 30, 2013
(Unaudited)

NOTE 1. ORGANIZATION

The Core Fund (the “Fund”), a diversified series of WY Funds (the “Trust”), is a registered open-end investment company, established under the laws of Ohio by an Agreement and Declaration of Trust dated October 20, 2004 (the “Trust Agreement”). On January 3, 2005, the Trust and the Board of Trustees of the AmeriPrime Advisors Trust (“AmeriPrime”), respectively, approved the reorganization of the Fund, a series of AmeriPrime, into a newly created series of the Trust with the same fund name. The tax-free reorganization was effective February 7, 2005.

The Fund currently offers two share classes; Class I and Class Y. Class I shares were first offered to the public when the Fund commenced operations on January 9, 2002. On May 1, 2007, the Fund commenced operations of Class Y shares. Each share represents an equal proportionate interest in the assets and liabilities belonging to the applicable class and is entitled to such dividends and distributions out of income belonging to the Fund as declared by the Trustees. Expenses attributable to any class are borne by that class, and thus the net asset values per share of the classes may differ. On matters affecting only one class, only shareholders of that class may vote. Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the Trust for matters that affect the Trust as a whole. The Fund may offer additional classes of shares in the future.

The Fund is the only series of the Trust currently authorized by the Trustees. The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series. The Fund’s adviser is Wertz York Capital Management Group, L.L.C. (the “Adviser”). The Fund’s investment objective is to achieve a high level of income over the long term consistent with the preservation of capital.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes - There is no provision for federal income tax. The Fund intends to continue to qualify each year as a regulated investment company under subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its net investment income and net realized capital gains.

Security Transactions and Related Income and Expenses - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities using the effective interest method. The investment income and expenses of the Fund (other than class specific expense waivers for shareholder service fees) and realized and unrealized gains and losses on investments of the Fund are allocated to each class of shares based upon their relative net asset value on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

Dividends and Distributions - The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on a monthly basis. Distributions are recorded on the ex-date. The Fund intends to distribute its net realized long term capital gains and its net realized short term capital gains at least once a year. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund. As of December 31, 2012, the Fund’s most recent fiscal year, the Fund has made the following reclassifications on the Statement of Assets and Liabilities:

Undistributed Net	Accumulated Net
Investment Income	Realized Loss	Paid-In Capital
$602,152	$101,713	$(703,865)

The permanent differences relate to differing book and tax methods of accounting.

Use of Estimates - Preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Redemption Fees – The Fund charges a 1.00% redemption fee on Class Y shareholders who redeem shares held for 120 days or less. Such fees are retained by the Fund and accounted for as an addition to paid-in capital.

Options Transactions - The Fund utilizes options in an attempt to manage market or business risk or enhance returns. When a call or put option is written, an amount equal to the premium received is recorded as a liability. The liability is marked-to-market daily to reflect the current fair value of the option written. When an option written expires, a gain is realized in the amount of the premium originally received. If a closing purchase contract is entered into, a gain or loss is realized in the amount of the original premium less the cost of the closing transaction. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which is purchased upon the exercise of the option. With written options, there is minimal counterparty credit risk to the Fund since the options are covered or secured, which means that the Fund will own the underlying security or, to the extent it does not hold such a portfolio, will maintain a segregated account with the Fund’s custodian consisting of high quality liquid debt obligations equal to the fair value of the option, marked to market daily.

Options purchased are recorded as investments and marked-to-market daily to reflect the current fair value of the option contract. If an option purchased expires, a loss is realized in the amount of the cost of the option contract. If a closing transaction is entered into, a gain or loss is realized to the extent that the proceeds from the sale are greater or less than the cost of the option. If a purchased put option is exercised, a gain or loss is realized from the sale of the underlying security by adjusting the proceeds from such sale by the amount of the premium originally paid. If a purchased call option is exercised, the cost of the security purchased upon exercise is increased by the premium originally paid. See additional detail regarding the Fund’s transactions in options in Note 4.

Futures Contracts and Options on Futures Contracts - The Fund is subject to securities price risk and interest rate risk in the normal course of pursuing its investment objectives. The Fund uses futures contracts and options on such futures contracts, to gain exposure to, or hedge against changes in the value of securities and interest rates. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker, either in cash or securities, an initial margin deposit in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. Upon entering into such contracts, the Fund bears the risk of interest or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. The use of futures contracts, and options on futures contracts, involves the risk of imperfect correlation in movements in the price of futures contracts and options thereon, interest rates and the underlying hedged assets. See additional detail regarding the Fund’s transactions in futures contracts in Note 4.

Reverse Repurchase Agreements – Reverse repurchase agreements involve a sale of a security by the Fund to a bank or securities dealer and the Fund’s simultaneous agreement to repurchase the security for a fixed price (reflecting a market rate of interest) on a specific date. The securities sold are carried as assets in the financial statements and are measured at fair value. The proceeds of the sale are reported as liabilities and are carried at amortized cost. Interest incurred on reverse repurchase agreements is recognized as interest expense over the life of each agreement. These transactions involve a risk that the counterparty will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Fund. Reverse repurchase transactions are leveraging transactions that may increase the volatility of the Fund’s investment portfolio. Regulatory interpretations of the limitations on indebtedness applied by the 1940 Act require the Fund to segregate cash or certain liquid securities when entering into leveraging transactions.

Accounting for Uncertainty in Income Taxes – The Fund has adopted financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Fund has reviewed all open tax years and major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on returns filed for open tax years ended December 31, 2010 through 2012, or to be taken on the Fund’s 2013 tax return. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Fund did not incur any interest or penalties.

Offsetting Assets & Liabilities – The Fund has adopted financial reporting rules regarding offsetting assets and liabilities and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The Fund’s policy is to recognize a net asset/liability equal to the net variation margin for the futures contracts. During the period ended June 30, 2013, the Fund was not subject to any master netting arrangements. For additional information regarding the offsetting assets and liabilities at June 30, 2013, please reference the table in Note 4.

Events Subsequent to the Fiscal Period End – In preparing the financial statements as of June 30, 2013, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements.

NOTE 3. SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below.

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 -
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 -
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows.

U.S. Government Securities - U.S. government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using prices furnished by a pricing service. Agency issued debt securities are generally valued in a manner similar to U.S. government securities. U.S. government and agency securities are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities. In cases where the Adviser has decided that the price provided by the pricing service does not accurately reflect fair value, the Adviser will value U.S. government and agency obligations based on a methodology which incorporates the security’s yield based on its stated call date, estimated weighted average life of the security, and the yields of newly issued securities with similar terms and maturity dates relative to the security’s call provisions. The significant unobservable inputs used in the fair value measurement of Agency issued debt are yield spreads of Agency issued debt to U.S. government securities (in the absence of trading volume in such Agency issued securities). The fair value measure applies a yield-to-maturity or yield-to-call to Agency issued debt at a spread to comparable maturing Treasuries. A significant increase (decrease) in the yield spread of Agency issued debt over Treasury issued debt would result in a decrease (increase) in the fair value measure. Securities priced using these methodologies have generally been categorized as Level 3.

Asset Backed Securities - The fair value of asset backed securities is estimated on models that consider the estimated cash flows of each tranche of the entity, establishes a benchmark yield, and develops an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The Adviser also considers additional inputs such as the security and the creditworthiness of the underlying collateral and quotes from outside brokers for the same or similar issuances in developing its estimate of fair value. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be generally categorized as Level 3.

Open-End Mutual Funds - Investments in open-end mutual funds, including money market funds, are generally valued at their net asset value per share provided by the service agent of the Fund and would be categorized in level 1 of the fair value hierarchy.

Short-Term Debt Securities – Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. To the extent the inputs are observable and timely, these securities would be classified in Level 2 of the fair value hierarchy.

Demand Notes and Certificates of Deposit – Short-term demand notes and certificates of deposit maturing within 60 days or less are stated at amortized cost, which approximates fair value, or using prices furnished by a pricing service using market inputs if their maturity is greater than 60 days. To the extent the inputs are observable and timely, these securities would be classified in Level 2 of the fair value hierarchy.

Derivative Instruments - Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy.

The Fund’s securities are generally valued utilizing an independent pricing service. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser in conformity with guidelines adopted by and subject to review of the Board.

Regardless of the method employed to value a particular security, all valuations are subject to review by the Fund’s Board of Trustees or its designee. In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value exists, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on a (i) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (ii) yield to maturity with respect to debt issues, or a combination of these and other methods. To the extent that valuation of these securities is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for investments categorized in Level 3. Fair value pricing models are reviewed monthly. The outcomes of the pricing models are compared to significant observable market activity, if any exists, and to market valuations of any similar newly issued securities. Market resources are continually monitored to evaluate unobservable inputs such as general market commentary from financial institutions, commentary and reports from credit rating agencies and the financial reporting from municipal bond issuers.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following table is a summary of the inputs used to value the Fund’s assets and liabilities measured at fair value as of June 30, 2013:

Assets
	Level 1	Level 2	Level 3	Total

U.S. Government &Agency Obligations**	$—	$90,548,921	$45,973,184	$136,522,105

U.S. Treasury Obligations	—	14,661,330	—	14,661,330

Short-Term Investments**	13,299,904	5,252,561	—	18,552,465

Total	$13,299,904	$110,462,812	$45,973,184	$169,735,900

Other Financial Instruments*
Short Futures Contracts	$694,711	$—	$—	$694,711
Written Options	351,563	—	—	351,563
	$1,046,274	$—	$—	$1,046,274

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and written options, which are presented at the unrealized appreciation (depreciation) on the instrument.

** Refer to Schedule of Investments for further classifications of U.S. Government & Agency Obligations and Short-Term Investments.

There were no transfers into or out of Level 1 during the period.

Level 2 Reconciliation Disclosure
The following amounts were transfers in/(out) of Level 2 assets:

U.S. Government &
Agency Obligations

Transfers into Level 2	$2,188,250
Transfers out of Level 2	(10,276,750)
Net transfers in and/or (out) of Level 2	$(8,088,500)

Transfers were made into Level 3 from Level 2 because securities which were priced by an independent third party service provider using observable inputs are currently being manually priced utilizing the Adviser’s model.

Level 3 Reconciliation Disclosure
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	U.S. Government
	& Agency	Total Investments in
Description	Obligations	Securities
Balance as of December 31, 2012	$65,298,806	$65,298,806
Accretion/(Amortization)	(776,633)	(776,633)
Realized gain (loss)	1,506,743	1,506,743
Change in unrealized appreciation (depreciation)	(2,727,240)	(2,727,240)
Purchases	12,524,480	12,524,480
(Sales)	(37,941,472)	(37,941,472)
Transfers into Level 3	10,276,750	10,276,750
Transfers out Level 3	(2,188,250)	(2,188,250)
Balance as of June 30, 2013	$45,973,184	$45,973,184

Change in unrealized appreciation (depreciation) during the period of Level 3 investments held at June 30, 2013.		$(2,738,267)

Transfers between levels are recognized as of the end of the reporting period.

Significant Unobservable Inputs
Significant unobservable valuation inputs developed by the Board of Trustees for material Level 3 investments as of June 30, 2013, are as follows:

	Fair Value at			Range
Description	6/30/13	Valuation Techniques	Unobservable Input	(Weighted Avg.)
U.S. Government &
Agency Obligations	$45,973,184	Yield spreads	Yield Spreads	0.10% - 2.00% (0.70%)

NOTE 4. DERIVATIVES

The Adviser may use a variety of derivative instruments, including options, futures contracts (sometimes referred to as futures), and options on futures contracts to hedge the portfolio from interest rate risk. The Adviser uses instruments to extend the Fund’s duration when interest rates are expected to decline or reduce the Fund’s duration when interest rates are expected to rise. The main purpose of utilizing these derivative instruments is to reduce the volatility of the Fund’s NAV.

GAAP requires enhanced disclosures about the Fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the Fund’s results of operations and financial position. Tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting. Even though the Fund may use derivatives in an attempt to achieve an economic hedge, the Fund’s derivatives are not accounted for as hedging instruments under ASC 815 because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings.

The average daily fair value of purchased and written options during the six months ended June 30, 2013 were $18,343 and $84,504, respectively. The average monthly notional amount of short futures contracts during the six months ended June 30, 2013 was $40,624,120.

Transactions in written options contracts and the respective premium amounts for the period ended June 30, 2013, are as follows:

	Number of	Premiums
	Contracts	Received
Outstanding at December 31, 2012	—	$—
Options written	1,300	276,798
Options closed	(800)	(140,705)
Options expired	(400)	(80,151)
Options exercised	—	—
Outstanding at June 30, 2013	100	$55,942

The locations on the Statement of Assets and Liabilities of the Fund’s derivative positions by type of exposure, all of which are not accounted for as hedging instruments under GAAP, are as follows:

Values of Derivative Instruments as of June 30, 2013 on the Statement of Assets and Liabilities:

	Assets		Liabilities
Derivatives not accounted for as hedging instruments	Location	Fair Value	Location	Fair Value
Interest Rate Contracts - Futures*	Net Assets – unrealized appreciation on futures contracts	$694,711	Options written, at fair value	$351,563
Total		$694,711		$351,563

*Includes cumulative appreciation of futures contracts as reported in Schedule of Short Futures Contracts. The current day’s variation margin is reported within the Statement of Assets and Liabilities.

The effect of Derivative Instruments on the Statement of Operations for the period ended June 30, 2013:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging	Purchased	Written	Futures
instruments	Options	Options	Contracts	Total
Interest Rate Contracts	$(116,964)	$36,486	$555,934	$475,456
Total	$(116,964)	$36,486	$555,934	$475,456

	Change in Unrealized Appreciation on Derivatives Recognized in Income
Derivatives not accounted for as hedging
instruments	Written Options	Futures Contracts	Total
Interest Rate Contracts	$(295,621)	$579,258	$283,637
Total	$(295,621)	$579,228	$283,637

The table below shows the offsetting assets and liabilities relating to the written options and futures contracts shown on the Statement of Assets and Liabilities.

Assets:
Gross Amounts not offset in the Statement of Assets and Liabilities
		Gross Amounts	Net Amounts
		Offset in the	Presented in the
	Gross Amounts	Statement of	Statement of		Collateral
	of Recognized	Assets and	Assets and	Financial	Pledged
	Assets	Liabilities	Liabilities	Instruments	(Received)	Net Amount
Description
Futures Contracts	$20,957	$(1,623)	$19,334	$—	$19,334	$—
	$20,957	$(1,623)	$19,334	$—	$19,334	$—

Liabilities:
				Gross Amounts not offset in the Statement of Assets and Liabilities
		Gross Amounts	Net Amounts
		Offset in the	Presented in the
	Gross Amounts	Statement of	Statement of		Collateral
	of Recognized	Assets and	Assets and	Financial	Pledged
	Liabilities	Liabilities	Liabilities	Instruments	(Received)	Net Amount
Description
Written Options	$351,563	$—	$351,563	$—	$351,563	$—
Futures Contracts	1,623	(1,623)	—	—	—	—
	$353,186	$(1,623)	$351,563	$—	$351,563	$—

For additional information, please reference to the “Offsetting Assets and Liabilities” section in Note 2.

NOTE 5. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the management agreement, (the “Agreement”), the Adviser manages the Fund’s investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), fees and expenses of non-interested person Trustees, and extraordinary expenses including litigation to which the Fund may be a party. As compensation for its management services and agreement to pay the Fund’s expenses, the Fund is obligated to pay the Adviser a fee at the annual rate of 1.00% of the average value of the daily net assets of the Fund. It should be noted that most investment companies pay their own operating expenses directly, while the Fund’s expenses, except those specified above, are paid by the Adviser. The Adviser has contractually agreed to waive fees and/or reimburse expenses to limit Fund expenses for the period May 1, 2012 through April 30, 2014 as follows: (a) to waive management fees for that period in the amount of 0.61% of the average daily net assets of Class I, provided the Fund pays all of the operating expenses it incurs in connection with Class I, except for (i) distribution expenses and (ii) fees (but not out-of-pocket expenses) payable for accounting, administration and transfer agent services; and (b) to waive management fees for that period in the amount of 0.61% of the average daily net assets of Class Y and waive shareholder service fees for that period in the amount of 0.20% of the average daily net assets of Class Y, provided the Fund pays all of the operating expenses it incurs in connection with Class Y, except for (i) distribution expenses and (ii) fees (but not out-of-pocket expenses) payable for accounting, administration and transfer agent services; provided, however, that the Fund shall never pay more operating expenses under this agreement for the period for either Class than it would pay if this agreement were not in effect.

The Fund adopted a shareholder services plan for each share class (collectively, the “Plans”) under which the Adviser will provide, or arrange for others to provide, certain specified shareholder services. As compensation for the provision of shareholder services, each share class pays the Adviser a monthly fee at an annual rate of 0.25% of its average daily net assets. The Plans are compensation plans, which mean that payments are made to the Adviser regardless of its shareholder servicing expenses actually incurred. Therefore, payments under a Plan may exceed shareholder service expenses incurred pursuant to the Plan, and the Adviser is permitted to retain the excess. For the period ended June 30, 2013, the service fees incurred were $2,472 and $233,357 for Classes I and Y, respectively. For the period ended June 30, 2013, the Adviser waived service fees totaling $186,685 for Class Y shares. At June 30, 2013, the service fees payable were $7,332.

The Fund is not obligated to reimburse the Adviser for any fees or expenses waived in previous fiscal years. For the period ended June 30, 2013, the Adviser earned a fee of $943,315 from the Fund. For the period ended June 30, 2013, the Adviser waived fees and expenses totaling $6,039 for Class I and $756,068 inclusive of the aforementioned service fee waiver, for Class Y. At June 30, 2013, the Fund owed the Adviser $54,641 for its advisory services.

The Fund retains U.S. Bancorp Fund Services, LLC, (“USBFS”) to provide the Fund with administrative services, fund accounting and transfer agency services, including all regulatory reporting and necessary office equipment and personnel. U.S. Bank, N.A., an affiliate of USBFS, serves as the Fund’s custodian. The Adviser paid all (but not out-of-pocket expenses) fees payable for administrative, transfer agency and fund accounting services, as well as, all the distributor fees on behalf of the Fund. Quasar Distributors, LLC, (the Distributor) acts as the principal distributor of the Fund’s shares. The Distributor is an affiliate of USBFS and US. Bank, N.A.

NOTE 6. INVESTMENTS

For the period ended June 30, 2013, purchases and sales of investment securities, other than short-term investments (money market funds, futures, options, and certificate of deposits) were as follows:

Amount
Purchases
U.S. Government Obligations	$56,090,048
Other	—

Sales
U.S. Government Obligations	$65,647,213
Other	—

NOTE 7. FEDERAL TAX INFORMATION

The following balances for the Fund are as of December 31, 2012, the Fund’s most recent fiscal year end:

Amount
Cost of investments for tax purposes	$190,266,090

Gross tax unrealized appreciation	6,596,370

Gross tax unrealized depreciation	(41,677)

Net tax unrealized appreciation on investments	6,554,693

Undistributed ordinary income	146,237

Undistributed long-term capital gains	—

Total distributable earnings	146,237

Other accumulated gains/(losses)	(19,796,414)

Total accumulated earnings (losses)	$(13,095,484)

The capital loss carryforwards at December 31, 2012, which may be carried over to offset future capital gains and their year of expiration are as follows:

Capital Loss Carryforward	Expiration
724,416	12/31/2014
1,563,354	12/31/2015
115,204	12/31/2016
3,747,826	12/31/2017
2,671,378	12/31/2018
10,974,236	Unlimited
19,796,414

Under recently enacted legislation, capital losses sustained in the year ended December 31, 2011 and in future taxable years will not expire and may be carried over by the Fund without limitation; however, they will retain the character of the original loss. Further, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in the pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital losses, irrespective of the character of the original loss. Of the $10,974,236 of capital loss carryforwards which do not have an expiration, $4,535,553 are characterized as short-term and $6,438,683 are characterized as long-term.

NOTE 8. DISTRIBUTIONS TO SHAREHOLDERS

The Fund paid monthly distributions of net investment income totaling $0.05 per share for Class I and $0.06 per share for Class Y during the period ended June 30, 2013. The tax character of distributions paid during 2013 and 2012 for the Fund was as follows:

	Six Months Ended		Fiscal Year Ended
	June 30, 2013 (Unaudited)		December 31, 2012
	Class I	Class Y	Class I	Class Y
Distributions paid from:
Ordinary Income	$10,701	$1,217,439	$7,328	$3,162,967
Short-term Capital Gain	—	—	—	—
Long-term Capital Gain	—	—	—	—

NOTE 9. CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of June 30, 2013, the District School Board of Taylor County, Florida owned 87% of the outstanding shares of Class I. As of June 30, 2013, the District School Board of Pasco County, Florida owned 48% of the outstanding shares of Class Y.

PROXY VOTING (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the 12 month period ending June 30 of each year are available without charge, upon request by calling the Fund at (866) 329-2673 and in documents filed with the SEC on the SEC’s website at www.sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS (Unaudited)

WY Funds, Inc. files the Fund’s complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available without charge, upon request by calling the Fund at (866) 329-2673 and in documents filed with the SEC on the SEC’s website at www.sec.gov.

INDEMNIFICATIONS (Unaudited)

Under the Fund’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

TRUSTEES AND OFFICERS

The Fund’s Statement of Additional Information includes additional information about the Fund’s Trustees and Officers and is available, without charge, upon request by calling (866) 329-2673 or by visiting the WY Funds website at www.corefund.net.

TRUSTEES
M. Brent Wertz, Chairman
Douglas Conner
Tammy Evans
Randy K. Sterns

OFFICERS
M. Brent, Wertz, President & Treasurer
Brian McMillin, Secretary
David E. Scott, CCO

FUND ADVISER
Wertz York Capital Management Group, LLC
5502 North Nebraska Avenue
Tampa, FL 33604

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen Fund Audit Services, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

LEGAL COUNSEL
Thompson Hine LLP
312 Walnut St., Suite 1400
Cincinnati, OH 45202

CUSTODIAN
U.S. Bank, N.A.
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, WI 53212

ADMINISTRATOR, TRANSFER AGENT
AND FUND ACCOUNTANT
U.S. Bancorp Fund Services, LLC
Mutual Fund Services, 3rd Floor
615 East Michigan Street
Milwaukee, WI 53202

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing. Distributed by Quasar Distributors, LLC, (08/13).

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. 1) Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  WY Funds

By (Signature and Title)*  /s/M. Brent Wertz
M. Brent Wertz, President
and Treasurer

Date  8/30/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)   /s/M. Brent Wertz
M. Brent Wertz, President
and Treasurer

Date  8/30/2013